INTEREST BEARING LOANS AND BORROWINGS - Maturity of long-term bank and other loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity of long-term bank and other loans
Bank and other loans	¥ 43,014,564	¥ 38,835,887
Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	3,629,014	3,339,687
Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	6,702,687	7,525,775
Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	15,638,089	9,159,028
Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 17,044,774	¥ 18,811,397
Bank and other loans
Maturity of long-term bank and other loans
Weighted average interest (as a percent)	4.90%	5.20%
Loans from banks and other financial institutions
Maturity of long-term bank and other loans
Bank and other loans	¥ 42,999,864	¥ 38,818,493
Loans from banks and other financial institutions | Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	3,626,564	3,337,202
Loans from banks and other financial institutions | Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	6,700,237	7,523,290
Loans from banks and other financial institutions | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	15,630,739	9,151,573
Loans from banks and other financial institutions | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	17,042,324	18,806,428
Other loans
Maturity of long-term bank and other loans
Bank and other loans	14,700	17,394
Other loans | Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	2,450	2,485
Other loans | Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	2,450	2,485
Other loans | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	7,350	7,455
Other loans | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 2,450	¥ 4,969